Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2022:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$12,101	$—	$12,101	$—
U.S. agency residential mortgage-backed	90,458	—	90,458	—
U.S. agency commercial mortgage-backed	13,453	—	13,453	—
Private label mortgage-backed	93,845	—	93,845	—
Other asset backed	194,725	—	194,725	—
Obligations of states and political subdivisions	295,677	—	295,677	—
Corporate	78,157	—	78,157	—
Trust preferred	931	—	931	—
Loans held for sale, carried at fair value	26,518	—	26,518	—
Capitalized mortgage loan servicing rights	42,489	—	—	42,489
Derivatives (1)	39,747	—	39,747	—
Liabilities
Derivatives (2)	19,127	—	19,127	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Loans held for sale, carried at the lower of cost or fair value	20,367	20,367	—	—
Collateral dependent loans (3)
Commercial
Commercial and industrial	138	—	—	138
Commercial real estate	1,068	—	—	1,068
Mortgage
1-4 family owner occupied - non-jumbo	415	—	—	415
1-4 family non-owner occupied	52	—	—	52
1-4 family - 2nd lien	165	—	—	165
Resort lending	25	—	—	25
Installment
Boat lending	196	—	—	196
Recreational vehicle lending	19	—	—	19
Other	87	—	—	87
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2021:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$34,674	$—	$34,674	$—
U.S. agency residential mortgage-backed	307,985	—	307,985	—
U.S. agency commercial mortgage-backed	22,926	—	22,926	—
Private label mortgage-backed	102,615	—	102,615	—
Other asset backed	216,170	—	216,170	—
Obligations of states and political subdivisions	576,076	—	576,076	—
Corporate	149,959	—	149,959	—
Trust preferred	1,919	—	1,919	—
Foreign government	506	—	506	—
Loans held for sale, carried at fair value	55,470	—	55,470	—
Capitalized mortgage loan servicing rights	26,232	—	—	26,232
Derivatives (1)	12,283	—	12,283	—
Liabilities
Derivatives (2)	5,961	—	5,961	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Collateral dependent loans (3)
Commercial
Commercial and industrial	274	—	—	274
Commercial real estate	65	—	—	65
Mortgage
1-4 family owner occupied - non-jumbo	516	—	—	516
1-4 family non-owner occupied	130	—	—	130
1-4 family - 2nd lien	121	—	—	121
Resort lending	77	—	—	77
Installment
Boat lending	51	—	—	51
Recreational vehicle lending	77	—	—	77
Other	45	—	—	45
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.

Fair Value Option, Disclosures
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets -Mortgage Loans	Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	(In thousands)

2022
Loans held for sale	$(3,393)	$—	$(3,393)
Capitalized mortgage loan servicing rights	—	10,196	10,196

2021
Loans held for sale	(2,805)	—	(2,805)
Capitalized mortgage loan servicing rights	—	(2,108)	(2,108)

2020
Loans held for sale	1,962	—	1,962
Capitalized mortgage loan servicing rights	—	(16,224)	(16,224)

Reconciliation for all Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2022	2021	2020
	(In thousands)
Beginning balance	$26,232	$16,904	$19,171
Total losses realized and unrealized:
Included in results of operations	10,196	(2,108)	(16,224)
Included in other comprehensive income (loss)	—	—	—
Purchases, issuances, settlements, maturities and calls	6,061	11,436	13,957
Transfers in and/or out of Level 3	—	—	—
Ending balance	$42,489	$26,232	$16,904

Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$10,196	$(2,108)	$(16,224)

Quantitative Information About Level 3 Fair Value Measurements Measured on a Recurring Basis and Non-recurring Basis
The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income, float rate and prepayment rate. Significant changes in all five of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2022
Capitalized mortgage loan servicing rights	$42,489	Present value of net servicing revenue	Discount rate	10.00% to 13.23%	10.12%
			Cost to service	$66 to $150	$78
			Ancillary income	20 to 35	21
			Float rate	4.03%	4.03%
			Prepayment rate	7.03% to 30.40%	7.97%

2021
Capitalized mortgage loan servicing rights	$26,232	Present value of net servicing revenue	Discount rate	10.00% to 13.00%	10.07%
			Cost to service	$67 to $281	$78
			Ancillary income	20 to 30	21
			Float rate	1.36%	1.36%
			Prepayment rate	7.02% to 44.21%	13.92%
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2022
Collateral dependent loans
Commercial	$1,206	Sales comparison approach	Adjustment for differences between comparable sales	41.7% to 20.0%	(0.4)%

Mortgage and Installment (1)	959	Sales comparison approach	Adjustment for differences between comparable sales	(73.3) to 65.2	(5.3)

2021
Collateral dependent loans
Commercial	$339	Sales comparison approach	Adjustment for differences between comparable sales	(12.5)% to 12.0%	1.5%

Mortgage and Installment (1)	1,017	Sales comparison approach	Adjustment for differences between comparable sales	(30.1) to 29.3	0.2
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(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2022 and 2021 certain collateral dependent installment loans totaling approximately $0.30 million and $0.17 million are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.

Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance for Loans Held for Sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31:

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2022	$26,518	$(2,342)	$28,860
2021	55,470	1,051	54,419
2020	92,434	3,856	88,578